UNSECURED DEBT AND RELATED DERIVATIVES - 2023 debentures (Details) - CAD ($) $ in Thousands	Dec. 20, 2016	Dec. 31, 2022	Dec. 31, 2021
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 2,991,651	$ 2,434,136
2023 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 400,000	$ 400,000	$ 400,000
Interest receipt rate	3.873%
Deferred financing costs	$ 2,200
Redemption percentage	100.00%
Redemption spread	6250.00%
Redemption period of debentures	2 months